Cover Page	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	33-65728
Entity Registrant Name	CHEMICAL & MINING CO OF CHILE INC
Entity Address, Address Line One	El Trovador 4285
Entity Address, Address Line Two	6th floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Entity Address, Postal Zip Code	7550079
Title of 12(b) Security	Series B common shares, in the form of American Depositary Shares each representing one Series B share
Trading Symbol	SQM
Security Exchange Name	NYSE
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
Entity Central Index Key	0000909037
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Entity Incorporation, State or Country Code	F3
Auditor Name	PricewaterhouseCoopers Consultores Auditores y Compañía Limitada
Auditor Firm ID	1364
Auditor Location	Santiago, Chile
Series A Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	142,818,904
Series B Common Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	142,818,904
Business Contact [Member]
Document Information [Line Items]
Entity Address, Address Line One	El Trovador 4285
Entity Address, Address Line Two	6th floor
Entity Address, City or Town	Santiago
Entity Address, Country	CL
Contact Personnel Name	Gerardo Illanes
City Area Code	56
Local Phone Number	2 2425-2485
Contact Personnel Email Address	gerardo.illanes@sqm.com
Entity Address, Postal Zip Code	7550079